Commitment and Contingencies - Summary of Future Minimum Lease Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
2013	$ 3.7
2014	1.1
2015	0.9
2016	0.5
2017
Thereafter	1.0
Total	$ 7.2